Income Taxes - Significant components of deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	$ 22,425	$ 138,656
Deferred tax assets	861,171	835,985
Deferred tax liabilities	(12,467)	(15,937)
Net deferred tax asset	848,704	820,048	$ 678,495
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(4,325)	118,853
Net deferred tax assets	115,193	118,853
Net deferred tax liabilities	0	0
Provision for reclamation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(16,760)	(11,001)
Net deferred tax assets	227,785	244,012
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	1,027	0
Net deferred tax assets	1,027	0
Net deferred tax liabilities	0	12,430
Foreign exploration and development [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	16	(43)
Net deferred tax assets	5,295	5,279
Income tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	57,203	(22,093)
Net deferred tax assets	459,885	402,550
Defined benefit plan actuarial losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	0
Net deferred tax assets	7,845	5,691
Long-term investments and other, deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(27,166)	(25,589)
Net deferred tax assets	31,674	56,093
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	9,995	60,127
Net deferred tax assets	848,704	832,478
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	0	(68,385)
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(12,430)	(10,144)
Deferred tax liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset, recognized in earnings	(12,430)	(78,529)
Net deferred tax liabilities	$ 0	$ 12,430